SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at the beginning of the year	$ (980)	$ 24	$ (758)
Foreign currency translation adjustments	473	(1,004)	782
Total accumulated other comprehensive income (loss)	$ (507)	$ (980)	$ 24